DEBT - Assumed 2024 Note (Details) - Assumed 2024 Note		12 Months Ended
	Jul. 12, 2024 USD ($) D	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Percentage of gross proceeds	10.00%
Maturity date | D	5
Threshold days of trailing volume | D	5
Interest rate at event of default		10.00%
Initial mandatory payments of the debt		$ 50,000
Initial mandatory payment required		$ 500,000
Initial mandatory payment period from effective date		30 days
Monterey Capital Acquisition Corporation
Debt Instrument [Line Items]
Unsecured promissory notes	$ 3,680,000